Taxes - Schedule of Taxation in the Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hong Kong profits tax provision for the year:
Current
Deferred	965,881	(53,200)
Total income tax expense (credit)	$ 965,881	$ (53,200)